Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Oct. 01, 2020	Oct. 01, 2019	Jan. 10, 2019	Feb. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2019	Dec. 29, 2019
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares					$ 181	$ 221
Recognition period for unrecognized cost for non-vested shares					9 months
2011 Equity Incentive Plan [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)			200,000					3,000,000	56,000
Number of Shares [Roll Forward]
Outstanding at beginning of year (in shares)					34,501	25,174	43,514
Granted (in shares)					144,000	84,000
Vested (in shares)					(130,499)	(71,607)	(18,340)
Forfeited (in shares)					(333)	(3,066)
Outstanding at end of year (in shares)					47,669	34,501	25,174
Weighted Average Grant Date Price [Roll Forward]
Outstanding at beginning of year (in dollars per share)					$ 16.35	$ 24.00	$ 25.05
Granted (in dollars per share)					9.15	15.53
Vested (in dollars per share)					7.02	15.53	26.55
Forfeited (in dollars per share)					9.15	18.60
Outstanding at end of year (in dollars per share)					$ 8.36	$ 16.35	$ 24.00
2011 Equity Incentive Plan [Member] | Awarded February 1, 2018 [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Vesting period					2 years
Number of Shares [Roll Forward]
Granted (in shares)				84,000
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)				$ 15.53
2011 Equity Incentive Plan [Member] | Awarded February 1, 2018 [Member] | Restricted Stock [Member] | Board of Directors [Member]
Number of Shares [Roll Forward]
Granted (in shares)				38,334
2011 Equity Incentive Plan [Member] | Awarded February 1, 2018 [Member] | Restricted Stock [Member] | Certain Other Employees [Member]
Number of Shares [Roll Forward]
Granted (in shares)				44,333
2011 Equity Incentive Plan [Member] | Awarded February 1, 2018 [Member] | Restricted Stock [Member] | Non-Employee [Member]
Number of Shares [Roll Forward]
Granted (in shares)				1,333
2011 Equity Incentive Plan [Member] | Awarded January 10, 2019 [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Vesting period					2 years
Number of Shares [Roll Forward]
Granted (in shares)			144,000
Vested (in shares)		(48,000)	(48,000)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)			$ 9.15
2011 Equity Incentive Plan [Member] | Awarded January 10, 2019 [Member] | Restricted Stock [Member] | Plan [Member]
Number of Shares [Roll Forward]
Vested (in shares)	(48,000)
2011 Equity Incentive Plan [Member] | Awarded January 10, 2019 [Member] | Restricted Stock [Member] | Board of Directors [Member]
Number of Shares [Roll Forward]
Granted (in shares)			66,667
2011 Equity Incentive Plan [Member] | Awarded January 10, 2019 [Member] | Restricted Stock [Member] | Certain Other Employees [Member]
Number of Shares [Roll Forward]
Granted (in shares)			70,666
2011 Equity Incentive Plan [Member] | Awarded January 10, 2019 [Member] | Restricted Stock [Member] | Non-Employee [Member]
Number of Shares [Roll Forward]
Granted (in shares)			6,667
General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense					$ 1,295	$ 1,281	$ 591
Direct Voyage Expenses [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense					$ 15	$ 21	$ 24